Business, Basis of Presentation and Significant Accounting Policies - Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment cost basis	$ 463.5	$ 501.7
Total accumulated depreciation	305.1	316.1
Depreciation expense	$ 36.9	$ 36.2	$ 34.2
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	40 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	10 years
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years